SHAREHOLDERS' EQUITY - Summary of Composition of Share Capital (Detail) - shares		Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Number of Shares Authorized	[1]	500,000,000	179,872,754
Number of shares issued	[1]	134,098,120	16,948,226
Number of shares outstanding		134,098,120	16,948,226

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.